Insurance Contract Receivables and Payables - Insurance Contract Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance Contracts [Abstract]
Insurance premiums receivable	$ 3,665.6	$ 3,325.0	$ 2,949.8
Reinsurance premiums receivable	1,385.3	1,176.0	$ 1,082.1
Funds withheld receivable	567.3	753.7
Other	235.6	211.0
Provision for uncollectible receivables	(37.7)	(30.7)
Insurance contract receivables	5,816.1	5,435.0
Current	5,144.7	4,921.5
Non-current	$ 671.4	$ 513.5